Condensed financial information of the parent company (Tables)	12 Months Ended
Dec. 31, 2024
Condensed financial information of the parent company
Schedule of Condensed balance sheets

	As of December 31,
	2023	2024
	RMB	RMB
ASSETS
Current Assets:
Cash and cash equivalents	1,390	1,265
Prepayments and other current assets	433	—
Total current assets	1,823	1,265
Non-current Assets:
Investment in subsidiaries	1,197,473	1,189,842
Amounts due from related parties	1,569,611	1,498,194
Total non-current assets	2,767,084	2,688,036
Total assets	2,768,907	2,689,301
LIABILITIES, AND SHAREHOLDER’S EQUITY
Current Liabilities:
Salary and welfare payable	106	108
Accruals and other current liabilities	7,470	7,496
Amounts due to related parties	24,918	23,852
Total current liabilities	32,494	31,456
Non-current Liabilities:
Other non-current liabilities	6,986	1,324
Total Non-current liabilities	6,986	1,324
Total liabilities	39,480	32,780
Shareholder’s equity:
Class A ordinary shares (par value of US$0.0001, 535,052,809 and 535,052,809 shares authorized, 452,898,177 and 452,898,177 shares issued, and 445,176,595 and 433,108,521 shares outstanding as of December 31, 2023 and 2024, respectively)	296	296
Class B ordinary shares (par value of US$0.0001, 73,973,970 and 73,973,970 shares authorized, issued and outstanding as of December 31, 2023 and 2024, respectively)	51	51
Treasury shares (7,721,582 and 19,789,656 shares as of December 31, 2023 and 2024, respectively)	(5,549)	(45,812)
Additional paid-in capital	11,791,570	11,752,684
Statutory reserves	16,593	17,057
Accumulated other comprehensive income	182,824	202,601
Accumulated deficit	(9,256,358)	(9,270,356)
Total shareholders’ equity	2,729,427	2,656,521
Total liabilities, and shareholders’ equity	2,768,907	2,689,301

Schedule of Condensed statements of comprehensive (loss)/income

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
General and administrative expenses	(7,859)	(7,762)	(9,146)
Other operating income	5,379	5,620	5,760
Loss from operations	(2,480)	(2,142)	(3,386)
Interest and investment income	104	10	—
Foreign exchange gains, net	—	2,921	375
Equity in (loss)/income of subsidiaries and the VIEs	(728,377)	87,955	(10,523)
(Loss)/income before income tax expense	(730,753)	88,744	(13,534)
Net (loss)/income	(730,753)	88,744	(13,534)
Net (loss)/income attributable to ordinary shareholders of Smart Share Global Limited	(730,753)	88,744	(13,534)
Net (loss)/income	(730,753)	88,744	(13,534)
Other comprehensive income
Foreign currency translation adjustments, net of nil tax	112,372	18,896	19,777
Total comprehensive (loss)/income	(618,381)	107,640	6,243
Comprehensive (loss)/income attributable to ordinary shareholders of Smart Share Global Limited	(618,381)	107,640	6,243

Schedule of Condensed statements of cash flows

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating activities with external parties	(5,559)	(9,575)	(8,714)
Net cash used in operating activities	(5,559)	(9,575)	(8,714)

Loans to subsidiaries	(31,394)	—	—
Loans repaid by subsidiaries	—	19,255	107,758
Investing activities with external parties	920	—	—
Net cash (used in)/generated from investing activities	(30,474)	19,255	107,758

Financing activities with external parties	(19,734)	(13,697)	(99,204)
Net cash used in financing activities	(19,734)	(13,697)	(99,204)

Effect of foreign exchange rate changes on cash and cash equivalents	2,078	17	35

Net decrease in cash and cash equivalents	(53,689)	(4,000)	(125)
Cash and cash equivalents at beginning of year	59,079	5,390	1,390
Cash and cash equivalents at end of year	5,390	1,390	1,265